STF Tactical Growth & Income ETF
Schedule of Investments
June 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 10.5%
Accommodation - 0.0% (c)
Marriott International, Inc. - Class A	52	$7,073

Administrative and Support Services - 0.2%
Atlassian Corp. PLC - Class A (a)(b)	21	3,935
Booking Holdings, Inc. (a)	6	10,494
PayPal Holdings, Inc. (a)	194	13,549
		27,978
Apparel Manufacturing - 0.0% (c)
Lululemon Athletica, Inc. (a)	19	5,180

Beverage and Tobacco Product Manufacturing - 0.3%
Keurig Dr. Pepper, Inc.	240	8,494
Monster Beverage Corp. (a)	90	8,343
PepsiCo, Inc.	232	38,665
		55,502
Broadcasting (except Internet) - 0.2%
Comcast Corp. - Class A	763	29,940
Sirius XM Holdings, Inc.	665	4,076
		34,016
Chemical Manufacturing - 0.5%
Amgen, Inc.	95	23,113
AstraZeneca PLC - ADR (b)	95	6,277
Biogen, Inc. (a)	22	4,487
Gilead Sciences, Inc.	212	13,104
Moderna, Inc. (a)	66	9,428
Regeneron Pharmaceuticals (a)	16	9,458
Seagen, Inc. (a)	31	5,485
Vertex Pharmaceuticals, Inc. (a)	42	11,835
		83,187
Clothing and Clothing Accessories Stores - 0.1%
Charter Communications, Inc. - Class A (a)	30	14,056
Ross Stores, Inc.	56	3,933
		17,989
Computer and Electronic Product Manufacturing - 3.9%
Advanced Micro Devices, Inc. (a)	278	21,258
Alphabet, Inc. - Class A (a)	30	65,377
Alphabet, Inc. - Class C (a)	32	69,998
Analog Devices, Inc.	86	12,564
Apple, Inc.	1,672	228,596
Broadcom, Inc.	69	33,521
Cisco Systems, Inc.	698	29,763
Fortinet, Inc. (a)	120	6,790
Honeywell International, Inc.	114	19,814
IDEXX Laboratories, Inc. (a)	13	4,559
Illumina, Inc. (a)	24	4,425
Intel Corp.	686	25,663
Lam Research Corp.	21	8,949
Marvell Technology, Inc.	143	6,225
Microchip Technology, Inc.	94	5,460
Micron Technology, Inc.	191	10,559
NVIDIA Corp.	354	53,663
NXP Semiconductors (b)	44	6,513
QUALCOMM, Inc.	193	24,654
Skyworks Solutions, Inc.	25	2,316
Texas Instruments, Inc.	156	23,969
		664,636
Data Processing Hosting and Related Services - 0.2%
Airbnb, Inc. - Class A (a)	63	5,612
Automatic Data Processing, Inc.	70	14,703
Fiserv, Inc. (a)	108	9,609
Verisk Analytics, Inc.	25	4,327
		34,251
Food Manufacturing - 0.1%
Mondelez International, Inc. - Class A	233	14,467
The Kraft Heinz Co.	205	7,819
		22,286
Food Services and Drinking Places - 0.1%
Cintas Corp.	16	5,976
Starbucks Corp.	190	14,514
		20,490
General Merchandise Stores - 0.3%
Costco Wholesale Corp.	74	35,467
Dollar Tree, Inc. (a)	38	5,922
		41,389
Health and Personal Care Stores - 0.0% (c)
Walgreens Boots Alliance, Inc.	143	5,420

Machinery Manufacturing - 0.2%
Applied Materials, Inc.	151	13,738
ASML Holding - ADR (b)	13	6,186
KLA Corp.	23	7,339
		27,263
Merchant Wholesalers, Durable Goods - 0.1%
Copart, Inc. (a)	39	4,238
Fastenal Co.	98	4,892
		9,130
Miscellaneous Manufacturing - 0.1%
Align Technology, Inc. (a)	12	2,840
Dexcom, Inc. (a)	65	4,844
Intuitive Surgical, Inc. (a)	60	12,043
		19,727
Motor Vehicle and Parts Dealers - 0.0% (c)
O'Reilly Automotive, Inc. (a)	10	6,318

Nonstore Retailers - 0.8%
Amazon.com, Inc. (a)	1,013	107,590
eBay, Inc.	98	4,084
JD.com, Inc. - ADR (b)	100	6,422
MercadoLibre, Inc. (a)	7	4,458
Pinduoduo, Inc. - ADR (a)(b)	76	4,697
		127,251
Other Information Services - 0.4%
Meta Platforms, Inc. - Class A (a)	347	55,954
VeriSign, Inc. (a)	17	2,845
		58,799
Professional, Scientific and Technical Services - 0.2%
Baidu, Inc. - ADR (a)(b)	40	5,949
Cognizant Technology Solutions - Class A	86	5,804
Match Group, Inc. (a)	45	3,136
Paychex, Inc.	61	6,946
Palo Alto Networks, Inc. (a)	15	7,409
Workday, Inc. - Class A (a)	33	4,606
Zscaler, Inc. (a)	21	3,140
		36,990
Publishing Industries (except Internet) - 1.8%
Activision Blizzard, Inc.	131	10,199
Adobe Systems, Inc. (a)	78	28,552
Ansys, Inc. (a)	13	3,111
Autodesk, Inc. (a)	36	6,191
Cadence Design System, Inc. (a)	45	6,751
Crowdstrike Holdings, Inc. - Class A (a)	35	5,900
Datadog, Inc. - Class A (a)	44	4,191
DocuSign, Inc. (a)	33	1,894
Electronic Arts, Inc.	46	5,596
Intuit, Inc.	45	17,345
Microsoft Corp.	758	194,677
Okta, Inc. (a)	22	1,989
Splunk, Inc. (a)	24	2,123
Synopsys, Inc. (a)	23	6,985
		295,504
Rail Transportation - 0.1%
CSX Corp.	374	10,868

Rental and Leasing Services - 0.1%
Netflix, Inc. (a)	71	12,416

Securities, Commodity Contracts and Other Finance - 0.0% (c)
Lucid Group, Inc. (a)	277	4,753

Specialty Trade Contractors - 0.0% (c)
NetEase, Inc. - ADR (b)	37	3,454

Telecommunications - 0.2%
T-Mobile U.S., Inc. (a)	212	28,522
Zoom Video Communications, Inc. - Class A (a)	39	4,211
		32,733
Transportation Equipment Manufacturing - 0.4%
PACCAR, Inc.	55	4,529
Tesla, Inc. (a)	103	69,362
		73,891
Truck Transportation - 0.0% (c)
Old Dominion Freight Line, Inc.	17	4,357

Utilities - 0.2%
American Electric Power Co., Inc.	84	8,059
Constellation Energy Corp.	50	2,863
Exelon Corp.	166	7,523
Xcel Energy, Inc.	93	6,581
		25,026
TOTAL COMMON STOCKS (Cost $1,792,114)		1,767,877

U.S. GOVERNMENT OBLIGATIONS - 88.7%	Principal Amounts
U.S. Treasury Notes - 88.7%
1.625% , 4/30/2023	1,520,000	1,504,683
2.750% , 4/30/2023	1,520,000	1,518,459
1.750% , 5/15/2023	1,520,000	1,505,221
0.125% , 5/31/2023	1,520,000	1,482,423
1.625% , 5/31/2023	1,520,000	1,502,662
0.250% , 6/15/2023	1,520,000	1,481,417
1.375% , 6/30/2023	1,520,000	1,496,725
0.125% , 7/15/2023	1,520,000	1,476,316
0.125% , 7/31/2023	1,520,000	1,474,638
0.125% , 8/15/2023	1,520,000	1,472,678
TOTAL U.S. TREASURY NOTES (Cost $14,945,221)		14,915,222

Total Investments (Cost $16,741,335) — 99.2%		16,683,099
Other assets and liabilities, net — 0.8%		137,722
TOTAL NET ASSETS — 100.0%		$16,820,821

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$1,767,877	$-	$-	$1,767,877
U.S. Treasury Notes	-	14,915,222	-	14,915,222
Total Investments - Assets	$1,767,877	$14,915,222	$-	$16,683,099

* See the Schedule of Investments for industry classifications.